PGIM S&P 500 Buffer 20 ETF - January Average Annual Total Returns		12 Months Ended
	Nov. 03, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.31%	23.31%	[1]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		11.82%	11.72%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.82%	11.72%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.00%	8.93%
Performance Inception Date	Dec. 29, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.